1(212) 318-6609

kevinbrown@paulhastings.com

February 2, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The TETON Westwood Funds (the “Trust”) File Nos. 033-06790 and 811-04719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust does not differ from that contained in Post-Effective Amendment No. 69 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2026 (Accession # 0001829126-26-000718).

If you have any questions concerning this filing, you may contact the undersigned at the number above.

Very truly yours,

/s/ Kevin Brown
Kevin Brown
Paul Hastings LLP

cc:	J. Ball – Gabelli Funds, LLC

P. Goldstein – Gabelli Funds, LLC

R. Savage